Issued capital and reserves (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Detailed Information of Ordinary Share Capital

Issued capital and reserves

Ordinary share capital	2016
(in £)
Balance at beginning of year	59,221
Issuances in the year	133,801

Nominal share capital as at December 31	193,022

Ordinary shares issued and fully paid
At January 1, 2016	19,740,296
Issued on June 9, 2016 for private financing round	39,464,540
Issued on June 9. 2016 for private placement	5,135,962

At December 31, 2016	64,340,798

Nominal value at December 31, 2016 (£)	0.003
Issued capital at December 31, 2016 (£)	193,022

Ordinary share capital	2017
(in £)
Balance at beginning of year	193,022
Issuances in the year	20,263

Nominal share capital as at December 31	213,285

Ordinary shares issued and fully paid
Issued on April 3, 2017 for private placement financing round	5,042,017
Issued on April 26, 2017 for conversion of loan note	1,221,361
Issued on October 28, 2017 for acquisition of license	490,798

At December 31, 2017	71,094,974

Nominal value at December 31, 2017 (£)	0.003
Issued capital at December 31, 2017 (£)	213,285

Ordinary share capital	2018
(in £)
Balance at beginning of year	213,285
Issuances in the year	436

Nominal share capital as at December 31	213,721

Ordinary shares issued and fully paid
At January 1, 2018	71,094,974
Issued on June 1, 2018 for public offering	50,076
Issued on August 3, 2018 for exercise of share options	10,000
Issued on October 22, 2018 for exercise of share options	85,222

At December 31, 2018	71,240,272

Nominal value at December 31, 2018 (£)	0.003
Issued capital at December 31, 2018 (£)	213,721

Summary of Share Premium

December 31,
Share premium	2016
(in £)
At January 1, 2016	26,212,880
Share capital reduction on March 21, 2016	(7,000,000)
Issuance of share capital for private financing round on June 9, 2016	72,423,314
Issuance of share capital for private placement on June 9, 2016	11,335,069
Transaction costs for issued share capital	(2,995,864)

At December 31, 2016	99,975,399

December 31,
Share premium	2017
(in £)
At January 1, 2017	99,975,399
Issued on April 3, 2017 for private placement financing round	14,984,875
Issued on April 26, 2017 for conversion of loan note	2,477,787
Issued on October 28, 2017 for acquisition of license	1,518,527
Transaction costs for issued share capital	(729,632)

At December 31, 2017	118,226,956

December 31,
Share premium	2018
(in £)
At January 1, 2018	118,226,956
Issued on June 1, 2018 for public offering	150,078
Issued on August 3, 2018 for exercise of share options	12,870
Issued on October 22, 2018 for exercise of share options	109,681
Transaction costs for issued share capital	(7,512)

At December 31, 2018	118,492,073

Summary of Other Capital Reserves

Other capital reserves

	Shares to be issued	Share-based payments	Equity component of convertible loan	Total
	(in £)
At January 1, 2016	18,677,840	2,982,265	—	21,660,105
Share-based payments expense during the year	—	6,494,018	—	6,494,018
Shares issued	(16,003,363)	—	—	(16,003,363)
Equity component of convertible loan instrument	—	—	516,802	516,802

At December 31, 2016	2,674,477	9,476,283	516,802	12,667,562

At January 1, 2017	2,674,477	9,476,283	516,802	12,667,562
Share-based payments expense during the year	—	4,983,186	—	4,983,186
Shares issued	(1,082,899)	—	—	(1,082,899)
Equity component of convertible loan instrument	—	—	(208,680)	(208,680)

At December 31, 2017	1,591,578	14,459,469	308,122	16,359,169

	Shares to be issued	Share-based payments	Equity component of convertible loan	Warrants issued for TAP funding	Total
	(in £)
At January 1, 2018	1,591,578	14,459,469	308,122	—	16,359,169
Share-based payments expense during the year	—	2,302,335	—	—	2,302,335
Share-based payments release for exercise of options	—	(113,042)	—	—	(113,042)
Warrants issued for TAP funding	—	—	—	44,156	44,156

At December 31, 2018	1,591,578	16,648,762	308,122	44,156	18,592,618

Summary of Accumulated Loss

	Year ended December 31
	2016	2017	2018
	(in £)
Other reserves	7,000,000	7,000,000	7,000,000
Accumulated losses	(40,579,241)	(79,315,920)	(111,220,794)

Accumulated deficit	(33,579,241)	(72,315,920)	(104,220,794)